Thornburg
                                  Limited Term
                                   Income Funds
                              INVESTMENT MANAGER
                       Thornburg Management Company, Inc.
                              119 East Marcy Street
                               Santa Fe, NM 87501
                                 (800) 847-0200



                              PRINCIPAL UNDERWRITER
                        Thornburg Securities Corporation
                              119 East Marcy Street
                               Santa Fe, NM 87501
                                 (800) 847-0200
                                  Annual Report
September 30, 1997This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee of future results.

                  Thornburg  Limited  Term Income Funds
                     Thornburg  Limited Term Income Fund


                                 A Shares          C Shares        I Shares

SEC Yield                        5.94%             5.71%           6.42%
NAV                              $12.37            $12.34          $12.36
Max. Offering Price              $12.69            $12.34          $12.36




1 Year                           4.87%             7.13%           7.80%
3 Year                           7.19%             7.70%           NA
Since Inception                                    6.11%           7.24% 9.64%
(Inception Date)                 (10/1/92)         (9/1/94)        (7/5/96)



Thornburg Limited Term U.S. Government Fund*


                            A Shares        C Shares        I Shares

SEC Yield                       5.81%             5.51%        6.34%
NAV                           $12.31            $12.37         $12.31
Max. Offering Price           $12.63            $12.37         $12.31



1 Year                        4.22%             6.49%          7.26%
5 Year                        4.66%             NA             NA
Since Inception               6.97%             6.32%          7.91%
(Inception Date)           (11/16/87)         (9/1/94)       (7/5/96)

               *Shares are not guaranteed by the U.S. Government.
                 The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
               Maximum sales charge of the Funds' Class A
                            shares is 2.50%.

            The data quoted represent past performance and may not be construed as a guarantee of future results.

Annual Report for Thornburg Limited Term Income Funds
Contents
Letter to Shareholders                                       3

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND

Statement of Assets and Liabilities                          5
Statement of Operations                                      6
Statements of Change in Net-Assets                           7
Notes to Financial Statements                                9
Financial Highlights                                        15
Schedule of Investments                                     21

THORNBURG LIMITED TERM INCOME FUND
Statement of Assets and Liabilities                          5
Statement of Operations                                      6
Statements of Change in Net-Assets                           8
Notes to Financial Statements                                9
Financial Highlights                                        18
Schedule of Investments                                     24

l e t t e r  t o  s h a r e h o l d e r s
119 East Marcy Street, Santa Fe, New Mexico 87501 (_) (505) 984-0200Dear Fellow
 Shareholder:

I am pleased to present the Annual Report for the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund for the year ending September 30, 1997. The net asset value of the A shares of the Thornburg Limited Term Income Fund ended the period at $12.37. If you were invested for the entire period, you received dividends of 75.9 cents per share. If you reinvested your dividends, you received 78.1cents per share. Investors who owned C shares received 70.9 and 72.8 cents per share, respectively. The net asset value of the A shares of the Thornburg Limited Term U.S. Government Fund ended the period at $12.31. If you were invested for the entire period, you received dividends of
74.6 cents per share. If you reinvested your dividends, you received 76.7 cents per share. Investors who owned C shares received 69.7 and 71.5 cents per share, respectively. Please read the accompanying exhibits for more detailed information and history.

The last year has seen some turmoil in the financial markets. Interest rates fell in the fourth quarter of 1996 before rising steadily through the first quarter of 1997. But the Federal Reserve Board's move to raise interest rates in March 1997 did not have a lasting effect on the overall level as interest rates have been falling since April. A few factors that have supported this market are that US interest rates are still generally higher than government yields overseas and, recently, there has been some flight to quality as overseas investors purchased US Treasuries to protect themselves from the falling world equity markets. But it would not surprise me to see interest rates a little higher next year as the US economy is still moving along at a fast clip. Jobs are being created quite handily and the US consumer is continuing to spend money. It may not be possible to sustain this growth without some inflationary pressures showing up. After all is said and done, Asian economies slowing down will not have a disastrous effect on the US economy and the Federal Reserve Board must still look to the US economy when determining policy.

The strong economy has caused the US equity markets to continue their upward climb. While the stock market has fallen from its highs of this summer, it is still close to record levels. The recent shakeup in the Asian equity markets did not seem to cause US equity investors to do much more than blink. But it is possible the recent volatility in stocks will cause investors to think about their asset allocation again. Now might be a good time to see whether the outsized gains over the last couple of years has unbalanced the asset allocation of one's investment portfolio. It might be a little more heavily weighted in stocks than intended. It might be time to look at adding more intermediate bonds to balance out the asset allocation of the portfolio.

The Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund are laddered portfolios of short-to-intermediate bonds. We do not speculate on the direction of interest rates. We keep the portfolios laddered over a time period ranging from one day to approximately ten years, with the average maturity of the portfolios always no more than five years. Some of the bonds are always coming close to maturity, but never too many at one time. We feel a laddered maturity portfolio of short-to-intermediate bonds is a sensible strategy over time. Intermediate bonds have proven to be a sensible part of a portfolio. They can provide stability to the underlying principal, they can provide income for the portfolio, and, over the years, they have provided an attractive return versus money market instruments. Take a look at the charts which show the return on an investment in the Thornburg Limited Term Income Fund and the Thornburg Limited Term U.S. Government Fund versus the Donoghue's Money Market Fund average.

Thank you for investing in our funds. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who want a short-to-intermediate bond portfolio. While future performance cannot be guaranteed, we feel that we are well positioned, and we will maintain a steady course.




Steven J. Bohlin
Managing Director


s t a t e m e n t s   o f   a s s e t s   a n d   l i a b i l i t i e s
Thornburg Investment Trust
September  30, 1997
                                         Limited Term            Limited Term
                                        U. S. Government             Income
                                             Fund                    Fund

ASSETS

Investments at value (cost $138,302,402
and $39,043,509, respectively)              $ 140,715,386      $40,121,745
Cash                                              875,260           40,251
Receivable for fund shares sold                   156,041          624,046
Interest receivable                             1,918,683          589,315
Principal receivable                              125,469           26,323
Prepaid expenses and other assets                  23,645           27,563

TOTAL ASSETS                                  143,814,484       41,429,243

LIABILITIES

Payable for fund shares redeemed                  160,819          139,592
Accpayable
and accrued expenses                              175,907           49,325
Dividends payable                                 204,899           82,421

TOTAL LIABILITIES                                 541,625          271,338

NET ASSETS                                  $ 143,272,859      $41,157,905

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption  price per share  ($133,711,460  and  $31,280,742 applicable to 10,858,515 and 2,529,497 shares of
beneficial interest outstanding - Note 4)           $12.31          $12.37

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)             .32             .32

               Maximum Offering Price Per Share     $12.63          $12.69

Class C Shares:
Net asset  value  and  offering  price per  share*  ($4,298,837  and  $5,382,205 applicable to 347,608 and 436,168 shares of beneficial
interest outstanding  - Note 4)                     $12.37          $12.34

Class I Shares:
Net asset  value,  offering  and  redemption  price per  share  ($5,262,562  and
$4,494,958 applicable to 427,500 and 363,536 shares of beneficial
interest outstanding  - Note 4)                     $12.31          $12.36

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements.


s t a t e m e n t s  o f  o p e r a t i o n s
Thornburg Investment Trust
Year Ended September 30, 1997



INVESTMENT INCOME:
Interest income (net of premium amortized of $329,893 and
$83,092, respectively)                          $9,957,422         $2,437,340
EXPENSES:
Investment advisory fees (Note 3)                  529,056            170,199
     Administration  fees (Note 3)
     Class A Shares                                170,871             33,817
     Class C Shares                                  4,909              5,702
     Class I Shares                                    229              1,212
Distribution and service fees (Note 3)
     Class A Shares                                330,420             64,185
     Class C Shares                                 39,289             45,644
Transfer agent fees                                143,684             61,078
Custodian fees                                     108,725             48,165
Registration and filing fees                        50,380             45,293
Professional fees                                   29,015             10,394
Accounting fees                                     14,839              3,685
Trustee Fees                                         6,268              1,430
Other expenses                                      20,500             11,915

          TOTAL EXPENSES                         1,448,185            502,719

Less:
  Expenses reimbursed by investment
  adviser (Note 3)                                 (60,426)          (150,728)

          NET EXPENSES                           1,387,759            351,991

          NET INVESTMENT INCOME                  8,569,663          2,085,349

REALIZED AND UNREALIZED GAIN (LOSS) (Note 5)
  Net realized gain on:
     Investments                                   280,414              3,722
     Foreign currency transactions                      -               4,333
                                                   280,414              8,055
  Net unrealized appreciation (depreciation) on:
     Investments                                   581,827            368,231
     Foreign currency translation                       -              (4,214)
                                                   581,827            364,017

NET REALIZED AND UNREALIZED  GAIN                  862,241            372,072

          NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS          $9,431,904         $2,457,421

See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s
Thornburg Limited Term U. S.  Government Fund


                                          Year Ended               Year Ended
                                      September 30, 1997     September 30, 1996
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                      $8,569,663            $8,845,210
Net realized gain on investments sold         280,414                72,307
Increase (decrease) in unrealized
        appreciation  of investments          581,827            (1,945,835)
        NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS           9,431,904             6,971,682

DIVIDENDS TO SHAREHOLDERS:
From net investment income
     Class A Shares                        (8,318,540)           (8,688,345)
     Class C Shares                          (222,001)             (156,731)
     Class I  Shares                          (29,122)                 (134)

FUND SHARE TRANSACTIONS - (Note 4):
     Class A Shares                        (6,637,521)           (1,502,761)
     Class C Shares                         1,499,116               600,667
     Class I Shares                         5,249,982                 8,859

NET INCREASE (DECREASE) IN NET ASSETS         973,818            (2,766,763)
NET ASSETS:

     Beginning of year                    142,299,041           145,065,804
     End of year                         $143,272,859          $142,299,041


See notes to financial statements.


Thornburg Limited Term Income Fund



                                             Year Ended           Year Ended
                                         September 30, 1997  September 30, 1996
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                        $2,085,349             $1,593,704
Net realized gain                                 8,055                 89,959
Increase in unrealized appreciation             364,017                143,555
        NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS             2,457,421              1,827,218

DIVIDENDS TO SHAREHOLDERS:
From net investment income:
     Class A Shares                          (1,666,492)            (1,472,722)
     Class C Shares                            (262,811)              (109,230)
     Class I  Shares                           (156,046)               (11,752)

FUND SHARE TRANSACTIONS - (Note 4):
     Class A Shares                           7,539,812                 10,842
     Class C Shares                           2,655,403              1,647,565
     Class I  Shares                          3,665,427                778,309

NET INCREASE IN NET ASSETS                   14,232,714              2,670,230
NET ASSETS:

     Beginning of year                       26,925,191             24,254,961

     End of year                            $41,157,905            $26,925,191


See notes to financial statements.

n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg Investment Trust
Note 1 - ORGANIZATION

Thornburg  Limited  Term  U.S.  Government  Fund  (the  "Government  Fund")  and
Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Funds' objectives are to obtain as high a level of current income as is consistent with the preservation of capital.

The Funds currently offer three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Funds are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost, which approximate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required.




When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining the Fund's net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at prevailing prices.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and interest denominated in foreign currencies are translated into U.S.
dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services to the Funds for which the fees are payable at the end of each month. For the year ending September 30, 1997, these fees were payable at annual rates ranging from three-eighths of 1% to 11/40 of 1% of the average daily net assets of the Government Fund and one-half of 1% to 11/40 of 1% of the average daily net assets of the Funds' depending on the Funds' asset size. The Funds also have an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of each Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 1997, the Adviser voluntarily reimbursed certain operating expenses amounting to $60,426 and $150,728 for the Government Fund and Income Fund, respectively.


The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Funds' shares. For the year ended September 30, 1997, the Distributor earned commissions aggregating $18,119 and $18,484 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $1,793 and $6,628 from redemptions of Class C shares of the Government Fund and Income Fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets attributable to each class of shares of the Funds for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares.

The Funds have also adopted Distribution Plans pursuant to Rule 12b-1, applicable only to each Fund's Class C shares under which the Funds compensate the Distributor for services in promoting the sale of Class C shares of the Funds at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 1997, are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1997, there were an unlimited number of shares of beneficial interest of each Fund authorized, and capital paid-in aggregated $147,784,859 and $40,950,435 for the Government Fund and Income Fund, respectively. Sales of Class I shares commenced on July 5, 1996. Transactions in shares of beneficial interest were as follows:

                                              Government Fund
                                    Year Ended                  Year Ended
                                September 30, 1997          September 30, 1996

                              Shares       Amount         Shares      Amount
CLASS A SHARES:
Shares sold                  1,686,941 $ 20,681,021    1,926,637 $ 23,786,000
Shares issued to shareholders
in reinvestment of
distributions                  452,793    5,555,737      469,904    5,800,674
Shares repurchased          (2,683,645) (32,874,279)  (2,516,201) (31,089,435)

Net Decrease                  (543,911)($ 6,637,521)    (119,660)($ 1,502,761)


CLASS C SHARES:
Shares sold                    177,985 $  2,194,987      149,217 $  1,847,259
Shares issued to shareholders
in reinvestment of
distributions                   16,438      202,464       10,922      135,261
Shares repurchased             (73,028)    (898,335)    (111,987)  (1,381,853)

Net Increase                   121,395 $  1,499,116       48,152 $    600,667


CLASS I SHARES:
Shares sold                    497,639 $  6,117,666          719 $      8,724
Shares issued to shareholders
in reinvestment of
distributions                    2,385       28,883           11          135
Shares repurchased             (73,254)    (896,567)        --           --

Net Increase                   426,770 $  5,249,982          730 $      8,859



                                               Income Fund

                                Year Ended                       Year Ended
                             September 30, 1997             September 30, 1996


                               Shares     Amount         Shares      Amount
CLASS A SHARES:
Shares sold                  1,040,156 $ 12,786,894      434,668 $  5,275,181
Shares issued to shareholders
in reinvestment of
distributions                   77,562      955,709       69,103      838,867
Shares repurchased            (504,413)  (6,202,791)    (505,218)  (6,103,206)

Net Increase (Decrease)        613,305 $  7,539,812       (1,447)$     10,842


CLASS C SHARES:
Shares sold                    352,475 $  4,339,320      167,611 $  2,033,980
Shares issued to shareholders
in reinvestment of
distributions                   19,669      241,703        8,173       98,796
Shares repurchased            (156,885)  (1,925,620)     (40,352)    (485,211)

Net Increase                   215,259 $  2,655,403      135,432 $  1,647,565


CLASS I SHARES:
Shares sold                    301,982 $  3,708,659       64,202 $    766,557
Shares issued to shareholders
in reinvestment of
distributions                    9,788      121,176          969       11,752
Shares repurchased             (13,405)    (164,408)        --           --

Net Increase                   298,365 $  3,665,427       65,171 $    778,309





                           Note 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 1997, portfolio purchase and sale transactions (excluding short-term securities) were $57,513,645 and $58,517,675 for the Government Fund and $17,217,829 and $4,497,101 for the Income Fund, respectively.

The cost of investments for Federal income tax purposes is $138,322,339 and $39,043,509 for the Government Fund and Income Fund, respectively. At September 30, 1997, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

                               Government Fund         Income Fund

Gross unrealized
    appreciation                  $2,485,279          $1,183,076

Gross unrealized
    depreciation                      92,232             104,840

Net unrealized
    appreciation                  $2,393,047          $1,078,236

Accumulated  net realized losses from securities  transactions  included in net assets at September 30, 1997 aggregated $7,200,711 and $866,976 for the Government Fund and Income Fund, respectively.

For Federal income tax purposes, the Government Fund has capital loss carryforwards of $6,905,046 as of September 30, 1997 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
September 30, 2001 - $11,013,  September 30, 2002 - $4,867,978 and September 30,
2003 - $2,026,055.

For Federal income tax purposes, the Income Fund has capital loss carryforwards of $883,302 as of September 30, 1997 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $657,324 and September 30, 2003 - $225,978.

f i n a n c i a l   h i g h l i g h t s


Thornburg Limited Term U. S. Government Fund

Per share operating performance
(for a share outstanding
throughout the year)

                                                     Year Ended September 30,
                                                     ------------------------
                                                1997      1996       1995       1994       1993

Class of Shares:                                  A         A         A          A          A

Net asset value, beginning of year             $12.24     $12.40     $12.03     $12.92     $12.83
Income from investment operations:
Net investment income                             .75        .76        .75        .67        .73
Net realized and unrealized
     gain (loss) on investments                   .07       (.16)       .37       (.89)       .09
Total from investment operations                  .82        .60       1.12       (.22)       .82
Less dividends from:
    Net investment income                        (.75)      (.76)      (.75)      (.67)      (.73)
Change in net asset value                         .07       (.16)       .37       (.89)       .09

Net asset value, end of year                   $12.31     $12.24     $12.40     $12.03     $12.92
Total return (a)                               6.86%       4.92%      9.66%     (1.72%)     6.61%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                     6.09%       6.11%      6.23%      5.38%      5.61%
     Expenses, after expense reductions         .97%        .99%       .99%       .95%      1.01%
     Expenses, before expense reductions        .97%        .99%       .99%       .95%      1.01%

Portfolio turnover rate                       41.10%      23.27%     28.31%     80.58%     38.88%
Net assets
    at end of year(000)                         $133,711 $139,510   $142,849   $177,439   $201,443


(a) Sales loads are not reflected in computing total return.
Note: From September 1, 1994 to September 28, 1995 the Fund issued Class B shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.


Thornburg Limited Term U.S. Government Fund

Per share operating performance
(for a share outstanding
throughout the year)                                                                          Period from
September 1, (a)
                                                      Year Ended September 30,             to September 30,
                                                    1997        1996         1995                1994
Class of Shares:                                      C           C           C                    C

Net asset value, beginning of year                 $12.29       $12.45        $12.08            $12.21
Income from investment operations:
Net investment income                                 .70          .71           .69               .06
Net realized and unrealized
    gain (loss) on investments                        .08         (.16)          .37              (.13)
Total from investment operations                      .78          .55          1.06              (.07)
Less distributions from:
    Net investment income                            (.70)        (.71)         (.69)             (.06)
Change in net asset value                             .08         (.16)          .37              (.13)

Net asset value, end of year                       $12.37       $12.29        $12.45            $12.08

Total return (b)                                    6.49%        4.51%        9.07%             (.50%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                          5.65%        5.72%        5.68%             5.45%(c)
     Expenses, after expense reductions             1.40%        1.39%        1.52%             1.63%(c)
     Expenses, before expense reductions            2.24%        2.35%        2.30%             1.63%(c)

Portfolio turnover rate                            41.10%       23.27%       28.31%            80.58%

Net assets at end of year (000)                   $4,299        $2,780        $2,217          $1,005

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)  Annualized

Thornburg Limited Term U.S. Government Fund

Per share operating performance
(for a share outstanding
throughout the year)
                            Year Ended September 30,
                                               1997            1996
Class of Shares:                                 I               I*

Net asset value, beginning of  year           $12.24            $12.14
Income from investment operations:
Net investment income                            .79               .20
Net realized and unrealized
    gain (loss) on investments                   .07               .10
Total from investment operations                 .86               .30
Less distributions from:
    Net investment income                       (.79)             (.20)
Change in net asset value                        .07               .10

Net asset value, end of year                  $12.31            $12.24

Total return (b)                              7.26%              2.45%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                    6.35%              6.64%(c)
     Expenses, after expense reductions        .60%               .58%(c)
     Expenses, before expense reductions      6.57%            305.74%(c)

Portfolio turnover rate                      41.10%             23.27%

Net assets at end of year (000)              $5,263               $9

(a) Commencement of operations.
(b) Not annualized for periods less than one year.
(c) Annualized.
* Sales of Class I shares commenced on July 5, 1996.

Thornburg Limited Term  Income Fund
 Per share operating performance
(for a share outstanding throughout the year)


                                                              Year Ended September 30,
                                                              ------------------------
                                                   1997         1996          1995         1994       1993
Class of Shares:                                     A            A             A            A         A

Net asset value, beginning of year                $12.23       $12.11        $11.83       $12.55     $12.22
Income from investment operations:
Net investment income                                .76          .76           .76          .67        .77
Net realized and unrealized
    gain (loss) on investments                       .14          .12           .28         (.69)       .33
Total from investment operations                     .90          .88          1.04         (.02)      1.10
Less distributions from:
    Net investment income                           (.76)        (.76)         (.76)        (.67)      (.77)
    Realized capital gain                          --           --            --            (.03)     --
Change in net asset value                            .14          .12           .28         (.72)       .33

Net asset value, end of year                      $12.37       $12.23        $12.11       $11.83     $12.55

Total return (a)                                   7.56%        7.54%        9.22%      (.14%)        9.35%
Ratios/Supplemental Data Ratios to average net assets:
    Net investment income                          6.16%        6.31%        6.50%         5.51%      5.85%
    Expenses, after expense reductions             1.00%         .95%         .83%          .66%       .37%
    Expenses, before expense reductions            1.27%        1.37%        1.48%         1.47%      2.10%

Portfolio turnover rate                           13.87%       44.35%       43.12%        84.35%     93.88%

Net assets at end of year (000)                  $31,281      $23,433       $23,222      $21,683     $20,065

(a) Sales loads are not reflected in computing total return.
Note: From September 1, 1994 to September 28, 1995 the Fund issued class B Shares, which at the time of their conversion to Class A shares on September 28, 1995 represented less than 1% of the Fund's net assets.

Thornburg Limited Term Income Fund

Per share operating performance
(for a share outstanding
throughout the year)                                                                          Period from
September 1, (a)
                                                       Year Ended September 30,            to September 30,
                                                    1997         1996         1995               1994
Class of Shares:                                      C            C           C                   C

Net asset value, beginning of year                 $12.20       $12.08        $11.78            $11.92
Income from investment operations:
Net investment income                                 .71          .71           .70               .06
Net realized and unrealized
    gain (loss) on investments                        .14          .12           .30              (.14)
Total from investment operations                      .85          .83          1.00              (.08)
Less distributions from:
    Net investment income                            (.71)        (.71)         (.70)             (.06)
Change in net asset value                             .14          .12           .30              (.14)

Net asset value, end of year                       $12.34       $12.20        $12.08            $11.78

Total return (b)                                    7.13%        7.12%         8.87%            (.72%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                          5.76%        5.91%         6.03%            5.14%(c)
     Expenses, after expense reductions             1.40%        1.36%         1.36%            1.20%(c)
     Expenses, before expense reductions            2.44%        3.20%         4.75%            1.20%(c)

Portfolio turnover rate                            13.87%       44.35%        43.12%           84.35%

Net assets at end of year (000)                    $5,382        $2,695        $1,032           $53

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

Thornburg Limited Term Income Fund

Per share operating performance
(for a share outstanding
throughout the year)
                                               Year Ended September 30,

                                               1997             1996
Class of Shares:                                 I               I*

Net asset value, beginning of year            $12.23            $11.95
Income from investment operations:
Net investment income                            .80               .19
Net realized and unrealized
    gain (loss) on investments                   .13               .28
Total from investment operations                 .93               .47
Less distributions from:
    Net investment income                       (.80)             (.19)
Change in net asset value                        .13               .28

Net asset value, end of year                  $12.36            $12.23

Total return (b)                              7.80%              3.97%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                    6.44%              6.67%(c)
     Expenses, after expense reductions        .69%               .69%(c)
     Expenses, before expense reductions      1.98%              4.26%(c)

Portfolio turnover rate                      13.87%             44.35%

Net assets at end of year (000)                $4,495              $797

(a) Commencement of operations.
(b) Not annualized for periods less than one year.
Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e   o f   i n v e s t m e n t s
Thornburg Limited Term U. S. Government Fund
September 30, 1997 CUSIPS: Class A - 885-215-103, Class C - 885-215-830, Class I
  - 885-215-699  NASDAQ  Symbols:  Class A - LTUSX,  Class C -LTUCX  (Proposed),
  Class I - LTUIX (Proposed)
 Principal      Security Name                                                                            Value
                U.S. Government Agencies (52.70%)
   $38,496      Bear Stearns Secured Investors Trust, Collateralized Mortgage Obligation
                Series 1, Class D, 9.00% due 6/1/17                                                    $38,315
   207,753      Collateralized Mortgage Security Corp. Series 1989-2, Class F, 9.30% due 2/25/19       208,532
    80,437      Federal Home Loan Mortgage Corporation, Pool# M30002, 9.00% due 11/1/05                 81,241
 4,096,850      Federal Home Loan Mortgage Corporation, Pool# M80406, 7.00% due 1/1/03               4,137,367
   325,056      Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                Series 150, Class E, 9.00% due 1/15/06                                                 327,901
 4,100,000      Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                Series 1143, Class VC, 7.50% due 9/15/00                                             4,132,021
 5,000,000      Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                Series 1216, Class E, 7.00% due 3/15/05                                              5,064,050
 1,962,915      Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                Series 1330, Class E, 7.00% due 9/15/99                                               1989,905
 1,397,328      Federal Home Loan Mortgage Corporation, Pool# E00107, 8.00% due 7/1/07               1,443,104
 5,000,000      Federal Home Loan Bank Board, 6.055% due 7/28/00                                     5,003,900
 1,000,000      Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                Series 1586, Class FA, 5.64% (adjustable rate) due 8/15/07                           1,004,060
 2,000,000      Federal Farm Credit Bank Medium Term Note, 7.95% due 1/2/98                          2,011,560
 1,000,000      Federal Home Loan Bank, 7.95%  due 10/1/01                                           1,000,000
 2,100,000      Federal Home Loan Bank Board, 7.11% due 8/19/99                                      2,128,875
 2,265,000      Federal Home Loan Bank Board, 6.50% due 11/29/05                                     2,286,223
   757,208      Federal Home Loan Mortgage Corporation, Pool# 141016, 9.25% due 11/1/16                813,461
   126,552      Federal Home Loan Mortgage Corporation, Pool# 180367, 10.00% due 11/1/10               138,096
   428,593      Federal Home Loan Mortgage Corporation, Pool# 181730, 8.50% due 5/1/08                 446,950
   256,872      Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation
                Series 59, Class D, 9.70% due 1/15/16                                                  257,673
   272,943      Federal Home Loan Mortgage Corporation, Pool# 160043, 8.75% due 4/1/08                 286,464
   530,485      Federal Home Loan Mortgage Corporation, Pool# 200075, 9.00% due 9/1/04                 554,378
   155,207      Federal Home Loan Mortgage Corporation, Pool# 250714, 9.75% due 5/1/10                 166,288
    17,461      Federal Home Loan Mortgage Corporation, Pool# 250936, 10.50% due 8/1/99                 18,661
   201,248      Federal Home Loan Mortgage Corporation, Pool# 252986, 10.75% due 4/1/10                222,259
    61,816      Federal Home Loan Mortgage Corporation, Pool# 256111, 10.75% due 8/1/00                 66,165
   302,914      Federal Home Loan Mortgage Corporation, Pool# 256764, 8.75% due 10/1/14                317,921
   293,233      Federal Home Loan Mortgage Corporation, Pool# 213924, 9.00% due 10/1/01                304,531
   582,796      Federal Home Loan Mortgage Corporation, Pool# 216502, 8.00% due 4/1/02                 589,399
   303,227      Federal Home Loan Mortgage Corporation, Pool# 260486, 9.00% due 1/1/10                 322,436
   241,339      Federal Home Loan Mortgage Corporation, Pool# 770297, 6.50%
                (adjustable rate) due 6/1/18                                                           240,363
    15,564      Federal Home Loan Mortgage Corporation, Pool# 220001, 10.75% due 7/1/00                 16,395
   189,151      Federal Home Loan Mortgage Corporation, Pool# 220010, 8.75% due 8/1/01                 199,377
   205,944      Federal Home Loan Mortgage Corporation, Pool# 276638, 9.25% due 8/1/16                 221,291
   254,491      Federal Home Loan Mortgage Corporation, Pool# 279611, 9.25% due 10/1/16                271,733
    88,346      Federal Home Loan Mortgage Corporation, Pool# 431035, 11.50% due 7/1/10                 97,452
   244,933      Federal Home Loan Mortgage Corporation, Pool# 294817, 9.75% due 1/1/17                 266,230
   122,544      Federal Home Loan Mortgage Corporation, Pool# 298107, 10.25% due 8/1/17                135,267
   108,404      Federal Home Loan Mortgage Corporation, Pool# 500166, 12.00% due 9/1/00                116,399
 2,000,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1991-134, Class KE, 7.00% due 5/25/08                                         1,975,000
   850,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1992-22, Class HC, 7.00% due 3/25/07                                            863,277
 1,250,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1992-33, Class F, 5.69% (adjustable rate) due 3/25/22                         1,278,513
 1,536,524      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1992-60, Class C, 7.50% due 4/25/99                                           1,555,730
   792,074      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 62, Class E, 7.00% due 5/25/99                                                  795,780
 1,150,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1992-145, Class L, 7.50% due 1/25/06                                          1,168,688
 1,000,000      Federal National Mortgage Association,Collateralized Mortgage Obligation
                Series 1992-64, Class G, 7.00% due 12/25/18                                          1,008,120
 1,900,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1993-12, Class EC, 7.50% due 9/25/01                                          1,923,142
   500,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1993-185, Class FJ, 5.62% (adjustable rate) due 9/25/22                         508,125
 1,800,000      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1993-187, Class FC, 5.62% (adjustable rate) due 11/25/21                      1,832,616
 1,500,000      Federal National Mortgage Association, 6.50% due 11/25/06                            1,482,645
    45,514      Federal National Mortgage Association, Pool# 02473, 10.50% due 1/1/01                   47,241
   988,963      Federal National Mortgage Association, Pool# 08307, 8.00% due 5/1/08                 1,022,765
    90,676      Federal National Mortgage Association, Pool# 10294, 8.50% due 9/1/07                    93,134
     7,861      Federal National Mortgage Association, Pool# 16072, 11.50% due 5/1/00                    8,227
   226,762      Federal National Mortgage Association, Pool# 19535, 10.25% due 7/1/08                  247,953
    42,949      Federal National Mortgage Association, Collateralized Mortgage Obligation
                Series 1989-2, Class C, 8.80% due 4/25/17                                               42,842
 1,486,794      Federal National Mortgage Association, Pool# 33356, 9.25% due 8/1/16                 1,605,902
   114,574      Federal National Mortgage Association, Pool# 38493, 8.75% due 10/1/08                  120,549
   190,101      Federal National Mortgage Association, Pool# 40526, 9.25% due 1/1/17                   205,113
 1,142,603      Federal National Mortgage Association, Pool# 44003, 8.00% due 6/1/17                 1,190,809
    55,672      Federal National Mortgage Association, Pool# 50409, 9.00% due 2/1/98                    55,867
   423,792      Federal National Mortgage Association, Pool# 58816, 9.25% due 12/1/02                  441,210
   500,197      Federal National Mortgage Association, Pool# 63791, 8.25% due 7/01/02                  510,391
   819,289      Federal National Mortgage Association, Pool# 64011, 9.25% due 7/1/03                   852,962
 5,000,000      Federal National Mortgage Association, Pool# 73040, 7.625% due 9/1/01                5,100,000
   851,194      Federal National Mortgage Association, Pool# 76388, 9.25% due 9/1/18                   920,345
   182,793      Federal National Mortgage Association, Pool# 77725, 9.75% due 10/1/18                  198,170
   375,000      Federal National Mortgage Association, Medium Term Note, 6.05% due 6/30/03             371,835
   607,530      Federal National Mortgage Association, Pool# 112067, 9.50% due 10/1/16                 657,262
 1,760,196      Federal National Mortgage Association, Pool# 156156, 8.50% due 4/1/21                1,852,958
   886,600      Federal National Mortgage Association, Pool# 345775, 8.50% due 12/1/24                 933,323
   328,733      Federal Home Loan Mortgage Corporation, Pool# D06907, 9.00% due 4/1/17                 349,374
   180,805      Federal Home Loan Mortgage Corporation, Pool# D06908, 9.50% due 9/1/17                 194,422
 1,006,181      Government National Mortgage Association, GNMA II Pool# 623, 8.00% due 9/20/16       1,053,120
   110,091      Government National Mortgage Association, GNMA II Pool# 862, 9.00% due 10/20/02        113,920
    26,204      Government National Mortgage Association, GNMA II Pool# 956, 10.00% due 3/20/03         27,866
    44,179      Government National Mortgage Association, GNMA II Pool# 1228, 10.00% due 7/20/04        46,981
   144,203      Government National Mortgage Association, GNMA II Pool# 1408,  9.50% due 5/20/05       151,894
 1,110,346      Government National Mortgage Association, Pool# 362865, 8.00% due 7/15/03            1,135,329
 1,208,389      Government National Mortgage Association, Pool#016944, 7.50% due 5/15/07             1,241,233
 1,235,724      Government National Mortgage Association, Pool# 19832 Project Loan, 8.25%
                due 7/15/05                                                                          1,277,430
    74,074      Government National Mortgage Association, Pool# 35861, 10.875% due 2/15/10              82,735
 1,006,010      Government National Mortgage Association, Pool # 453928, 7.00% due 7/15/17           1,016,071
    19,675      Government National Mortgage Association, GNMA II Pool# 112262,
                11.50% due 2/20/99                                                                      20,788
    33,563      Government National Mortgage Association, Pool# 161848, 9.00% due 8/15/01               34,629
   108,623      Government National Mortgage Association, Pool# 276712, 11.00% due 3/15/00             114,291
   363,555      Government National Mortgage Association, Pool# 296697, 9.50% due 10/15/05             386,277
   476,310      Government National Mortgage Association, Pool# 306636, 8.25% due 12/15/06             490,003
    83,326      Small Business Administration Series 1988-10B, 9.80% due 6/01/98                        84,776
   800,000      Tennessee Valley Authority, 8.375% due 10/01/99                                        835,872
 1,000,000      Tennessee Valley Authority, 7.45% due 10/15/01                                       1,026,090

                Total U.S. Government Agencies (Cost $75,924,669)                                   77,479,838

                United States Treasury (47.30%)
 1,500,000      United States Treasury Notes, 7.875% due 4/15/98                                     1,518,510
 5,000,000      United States Treasury Notes, 8.25% due 7/15/98                                      5,100,800
10,000,000      United States Treasury Notes, 7.50% due 11/15/01                                    10,539,100
 1,200,000      United States Treasury Notes, 6.25% due 2/15/03                                      1,211,436
 5,000,000      United States Treasury Notes, 5.75 due 8/15/03                                       4,922,650
 9,750,000      United States Treasury Notes, 7.25 due 5/15/04                                      10,353,232
 5,200,000      United States Treasury Notes, 7.25% due 8/15/04                                      5,528,224
 7,850,000      United States Treasury Notes, 6.875% due 8/31/99                                     7,998,444
 5,000,000      United States Treasury Notes, 7.50% due 10/31/99                                     5,160,150
 1,300,000      United States Treasury Notes, 7.75% due 1/31/00                                      1,352,611
 1,400,000      United States Treasury Notes, 6.50% due 5/15/05                                      1,429,750
 5,000,000      United States Treasury Notes, 6.25% due 4/30/01                                      5,044,550
 1,000,000      United States Treasury Notes, 7.875% due 1/15/98                                     1,007,190
 2,050,000      United States Treasury Notes, 6.25% due 1/31/02                                      2,068,901

                Total United States Treasury (Cost $62,377,733)                                     63,235,548

                TOTAL INVESTMENTS  (100%) (Cost $138,302,402)                                     $140,715,386

                See notes to financial statements.

Thornburg Limited Term Income Fund
September 30, 1997 CUSIPS: Class A - 885-215-509,  Class C - 885-215-764 , Class
I - 885-215-681  NASDAQ Symbols:  Class A - THIFX,  Class C - THICX  (Proposed),
Class I - THIIX (Proposed)
                                                                                      Credit  Rating+
  Principal*    Security Name                                                         Moody's/S&P      Value

U.S. GOVERNMENT SECURITIES - 15.39%
   $750,000     United States Treasury Notes, 8.00% due 5/15/01                           Aaa/AAA    $799,215
    250,000     United States Treasury Notes, 6.375% due 1/15/99                          Aaa/AAA     251,915
    500,000     United States Treasury Notes, 6.375%  due 8/15/02                         Aaa/AAA     507,655
    500,000     United States Treasury Notes, 6.25% due 2/15/03                           Aaa/AAA     504,765
    600,000     United States Treasury Notes, 4.75% due 10/31/98                          Aaa/AAA     594,000
  2,350,000     United States Treasury Notes, 6.875% due 8/31/99                          Aaa/AAA   2,394,439
  1,100,000     United States Treasury Notes, 6.50% due 5/15/05                           Aaa/AAA   1,123,375

                Total U. S. Government Securities (Cost $6,049,790)                                 6,175,364

U.S. GOVERNMENT AGENCIES - 22.22%
    623,894     Federal Home Loan Mortgage Corp, Seven Year Balloon Pool # N93035,
                7.00% due 1/1/00                                                          Aaa/AAA     629,566
    316,683     Federal Home Loan Mortgage Corp., CMO Series 1019 Class E, 8.75%
                due 7/15/20                                                               Aaa/AAA     327,766
     72,143     Federal Home Loan Mortgage Corp., CMO Series 1060 Class F, 7.25%
                due 2/15/01                                                               Aaa/AAA      72,323
    500,000     Federal Home Loan Mortgage Corp., CMO Series 1208 Class D, 5.89%
                due 2/15/22                                                               Aaa/AAA     507,810
    500,000     Federal Home Loan Mortgage Corp., CMO Series 1327 E, 7.50% due 7/15/07    Aaa/AAA     509,060
    250,000     Hederal Home Loan Mortgage Corp, CMO Series 1537 B, 5.60% due 6/15/00     Aaa/AAA     247,155
    900,000     Federal Home Loan Bank Board, 7.11% due 8/19/99                           Aaa/AAA     912,375
     86,320     Federal Home Loan Mortgage Corp., Pool #141540, 9.00% due 5/1/09          Aaa/AAA      91,788
     62,260     Federal Home Loan Mortgage Corp., , 9.00% due 4/15/20                     Aaa/AAA      63,136
    299,751     Federal Home Loan Mortgage Corp., #214180, 9.75% due 11/1/01              Aaa/AAA     315,174
     82,636     Federal Home Loan Mortgage Corp., Pool #216639, 8.25% due 4/1/02          Aaa/AAA      83,480
     20,771     Federal Home Loan Mortgage Corp., Pool #220005, 8.75% due 4/1/01          Aaa/AAA      21,894
      5,916     Federal Home Loan Mortgage Corp., Pool #296006, 8.00% due 6/1/17          Aaa/AAA       6,183
    113,484     Federal Home Loan Mortgage Corp., Pool #503253, 9.50% due 7/1/05          Aaa/AAA     121,003
    457,223     Federal Home Loan Mortgage Corp., Pool #850082, 9.00% due 10/1/05         Aaa/AAA     480,798
    810,167     Federal National Mortgage Association, CMO Series 92-60 C, 7.50% due 4/25/99Aaa/AAA   820,294
    131,112     Federal National Mortgage Association, CMO Series 92-150 G, 6.75% due 9/25/18Aaa/AAA  130,865
    600,000     Federal National Mortgage Association, CMO Series G94-7 B, 7.50% due 5/17/24Aaa/AAA   626,436
  1,000,000     Federal National Mortgage Association, REMIC Trust, 6.718% due 12/25/11   Aaa/AAA     999,168
     60,791     Federal National Mortgage Association, Pool #1768, 8.00% due 10/1/06      Aaa/AAA      62,374
    728,481     Federal National Mortgage Association, Pool #20155, 7.491% due 8/1/14     Aaa/AAA     729,508
     25,939     Federal National Mortgage Association, Pool #103348, 9.00% due 10/1/97    Aaa/AAA      26,030
    723,663     Federal National Mortgage Association, Pool # 297033, 8.00% due 12/1/09   Aaa/AAA     750,120
    301,629     Government National Mortgage Association, Pool #827148, 6.50% due 2/20/24 Aaa/AAA     308,322
     69,688     Government National Mortgage Association, Pool #305541, 9.00% due 5/15/03 Aaa/AAA      73,173

                Total U. S. Government Agencies (Cost $8,777,763)                                   8,915,801

MORTGAGE BACKED  SECURITIES - 1.34%
     43,113     Collateralized Mortgage Obligation Trust, Series 56-B, 9.985% due 1/1/19  Aaa/AAA      47,586
    500,000     GE Capital Mortgage Services, Series 92-13 G2, 7.00% due 1/1/08           Aaa/AAA     490,845

                Total Mortgage Backed Securities (Cost $534,661)                                      538,431

CORPORATE BONDS - 5.45%
                FINANCIAL
    500,000     Transamerica Financial Corporation Series MTNC SUB, 6.06% due 6/15/98        A3/A     499,650

                HEALTH SERVICES
    500,000     Waukesha Health Systems, Incorporated, 5.65% due 8/15/26, put 10/07/97
                (weekly demand notes) (LOC: Bank of America)                            Aa3/VMIG1     500,000

                REAL ESTATE
    181,125     Equitable Lord Realty Corporation, 10.50% due 12/30/97
                (Debt assumed by Equitable Life)A2/AA-      182,776

                UTILITIES
  1,000,000     Carolina Power & Light, 6.80% due 8/15/07                                    A2/A   1,004,611

                Total Corporate Bonds (Cost $2,180,737)                                             2,187,037

TAXABLE MUNICIPAL BONDS - 33.48%
  1,500,000     Austin Texas General Obligation, 6.90% due 3/1/02                          Aa2/AA   1,534,260
    285,000     Baltimore Economic Development Authority, 8.50% due 8/1/02
                (Arcade LP Project)                                                        A/BBB+     302,240
     80,000     Beaumont Housing Multifamily Mortgage Series 1995-B, 7.50% due 6/15/00
                (Insured: FHA)                                                             Aaa/NR      81,648
  1,025,000     Connecticut St. Development Authority, 8.55% due 8/15/05                    NR/A+   1,136,151
    905,000     Cook County Township HS District # 205 Series 1995-B, 8.30% due 12/1/97
                (Insured: FGIC)                                                           Aaa/AAA     909,498
    510,000     Dauphin County Pennsylvania General Authority Health Center, 7.25%
                due 9/1/10                                                                  NR/NR     510,204
    115,000     Duquesne Pennsylvania General Obligation, 6.75 due 12/15/01 (Insured: MBIA)NR/AAA     115,722
    125,000     Duquesne Pennsylvania General Obligation, 6.75 due 12/15/02 (Insured: MBIA)NR/AAA     125,799
    130,000     Duquesne Pennsylvania General Obligation, 6.95 due 12/15/03 (Insured: MBIA)NR/AAA     130,955
    175,000     Gardena Financing Agency Lease, 6.50% due 7/1/98
                (Municipal Mutual Insurance Project)                                      NR/BBB      175,999
  1,000,000     Greater Valley Medical Building Partnership, Seriies 1996, 6.95% due 3/1/21,
                put 3/1/01 (LOC: Krediet Bank)                                             Aa2/AA   1,000,500
    845,000     Idaho Housing Multifamily Housing Revenue Series 94-B, 8.15% due 7/1/04      A/NR     908,130
    405,000     King County Washington General Obligation, 7.55% due 12/01/05             Aa1/AA+     423,743
    100,000     Kiryas Joel Village, New York General Obligation Series B, 8.50% due 1/1/00Baa/NR     103,987
  1,000,000     Los Angeles County Pension Obligation, 8.30% due 6/30/02 (Insured: FSA)   Aaa/AAA   1,074,500
    870,000     Maine Health & Higher Ed Fac Series A, 7.35% due 7/1/12
                (Nursing Home Project; LOC: Sumitumo Bank)                                   NR/A     879,474
    300,000     Massachusetts Industrial Financing Authority Resource Recovery Revenue
                Refunding, 6.95% due 7/1/99 (Insured: FSA)                                Aaa/AAA     304,029
    415,000     Miami Beach Housing Authority Revenue, 6.75% due 3/1/03                     A3/NR     415,415
    305,000     New Jersey Economic Development Authority Series B, 7.10% due 9/15/02       A1/A+     312,640
     50,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.40%
                due 11/1/98                                                                 NR/A+      50,434
     95,000     New Jersey State Housing & Mortgage Financing Agency Series E, 7.95%
                due 11/1/00                                                                 NR/A+      97,987
  6,700,000     New Orleans Home Mortgage Authority Single Family Mortgage Revenue Refunding
                Series 1994-A, 0% due 10/1/15 (Insured: MBIA)                             Aaa/AAA   1,382,210
    100,000     New York City Series D, 10.00% due 8/1/05                               Baa1/BBB+     113,863
    200,000     New York City Series 1991, 10.50% due 11/15/13                            Aaa/AAA     232,770
  1,000,000     Pennsylvania Housing Finance Agency, 8.40% due 4/1/10                      Aa/AA+   1,064,790
     45,000     Tucson & Pima County IDA SFMR Series A, 7.00% due 12/1/03                   A1/NR      45,345

                Total Taxable Municipal Bonds (Cost $13,047,763)                                   13,432,293


FOREIGN SECURITIES - 19.13%
  2,000,000     British Columbia Province, 9.00% due 6/21/04 (Canadian Dollars)           Aa1/AA+   1,718,751
  1,000,000     Irish Government, 8.00% due 8/18/06 (Irish Punts)                           A1/NR   1,654,698
  1,000,000     Manitoba Province, 7.875% due 4/7/03 (Canadian Dollars)                     A1/NR     806,830
  1,500,000     New Zealand Government,8.00% due 4/15/04 (New Zealand Dollars)            Aaa/AAA   1,026,706
  1,400,000     New Zealand Government,10.00% due 3/15/02 (New Zealand Dollars)            Aaa/NR   1,008,466
  1,800,000     Toronto Metropolitan, 7.75% due 12/1/05 (Canadian Dollars)                  A1/NR   1,458,298

                Total Foreign Securities (Cost $7,253,725)                                          7,673,749

COMMERCIAL PAPER - 2.99%
    900,000     Ford Motor Credit, 5.57% due 10/7/97                                                  899,164
    300,000     Merrill Lynch, 5.65% due 10/3/97                                                      299,906

                Total Commercial Paper (Cost  $1,199,070)                                           1,199,070

                Total Investments (100%) (Cost $39,043,509)                                       $40,121,745
                +Credit ratings are unauduted.
                  See notes to financial statements.
                * Principal amount in U.S. Dollars unless otherwise indicated, value is in U.S. dollars


               i n d e p e n d e n t a u d i t o r ' s r e p o r t To the Board of Trustees and Shareholders
Thornburg Investment Trust
Santa Fe, New Mexico


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund, series of Thornburg Investment Trust as of September 30, 1997; the related statement of operations, the statement of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Funds'management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund as of September 30, 1997, the results of their net assets, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




New York, New York
October 24, 1997
Thornburg Limited Term U.S. Government Fund
Outperformed Taxable Money Market Funds




Return for the money fund average is based upon 30 day yield quotations for taxable money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. The return for Limited Term U.S. Government Fund and the Limited Term Income Fund is based upon the dividends paid for the months covered by this analysis, the beginning offering price of $12.44 and $12.44 per share, respectively and the ending NAV at $12.31 and $12.37 per share, respectively. These investments returned the $100,000 initial investment in addition to the amounts shown above. This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. LTUSX also declares dividends daily and pays them monthly.

The average money market fund increases shown may differ from the return of a particular fund. It is not possible to invest in these money fund averages.

Note 1: Future performance of any of these investments may bear no relationship to prior performance. Return quotations for the money fund averages are based upon 30 day yield quotations for taxable and tax exempt money funds as quoted in "Donoghue's Money Fund Report" for the months covered by this analysis. Note 2:
This  analysis does not take into account the effect,  if any,  caused by taxes.
Note 3: The net asset value of the money funds did not fluctuate. Money funds seek to maintain a constant net asset value. The net asset value of LTUSX did vary from time to time, and it will continue to vary in the future. The analysis assumes that the investor receives net asset value of share owned, plus accrued income, at redemption. Due to the effect of sales commissions, net asset value of the Limited Term U.S. Government, and Income Fund shares are less than the offering price of the shares. Redemptions are made at the then current net asset value and you may have a gain or a loss when you redeem shares. Note 4: This analysis assumes that the dividends from each of these investment vehicles are reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Limited Term U.S. Government , and Income Fund also declare dividends daily and pay them monthly. Note 5: See the inside front cover of this report for the 30 day SEC yield and the total returns at the maximum offering price for one year, five years, and since inception of the fund.